Loan Servicing (Tables)	12 Months Ended
Dec. 31, 2012
Transfers and Servicing of Financial Assets [Abstract]
Schedule of servicing assets at amortized value
Activity for mortgage servicing rights and the related valuation allowance follows:

December 31 (In thousands)	2012	2011	2010
Mortgage servicing rights:
Carrying amount, net, beginning of year	$9,301	$10,488	$10,780
Additions	3,399	1,659	3,062
Amortization	(3,634)	(2,573)	(3,180)
Change in valuation allowance	(1,303)	(273)	(174)
Carrying amount, net, end of year	$7,763	$9,301	$10,488
Valuation allowance:
Beginning of year	$1,021	$748	$574
Additions expensed	1,303	273	174
End of year	$2,324	$1,021	$748